Revenue from Contracts with Customers - Schedule of Revenue from Contract with Customers (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue from Contract with Customers [Line Items]
Total revenue from contracts with customers		$ 21,880,509	$ 21,122,087	$ 20,619,673
Retail sales [Member]
Schedule of Revenue from Contract with Customers [Line Items]
Total revenue from contracts with customers	[1]	20,864,329	20,226,311	19,754,076
Service revenue [Member]
Schedule of Revenue from Contract with Customers [Line Items]
Total revenue from contracts with customers	[2]	927,149	819,493	741,246
Other Revenue [Member]
Schedule of Revenue from Contract with Customers [Line Items]
Total revenue from contracts with customers	[3]	$ 89,031	$ 76,283	$ 124,351

[1]	Retail sales represent the sale of goods and real estate projects net of returns and sales rebates.
[2]	Revenues from services and rental income comprise:
[3]	Other revenue relates to: